Note 16 - Lease (Including Related Parties) (Details Textual)			1 Months Ended		12 Months Ended
	Oct. 01, 2017 CAD ($)	Sep. 01, 2013 CAD ($)	Sep. 30, 2022 USD ($)	Jan. 31, 2017 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($) a	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 a
Area of Land (Acre) | a								10.4
Operating Lease, Right-of-Use Asset					$ 229,284			$ 199,060
Operating Lease, Liability, Total					228,624			$ 199,470
Convertible Debt Issued to Lessor's Creditor [Member]
Convertible Debt, Total									$ 824,446
Lease Arrangement, 20 North Rear Road [Member]
Area of Land (Acre) | a											10.4
Operating Lease Annual Rent		$ 339,000
Accrued Rent										$ 552,934
Operating Lease, Monthly Rent				$ 4,000
Lessee, Operating Lease, Term of Contract (Year)									5 years
Operating Lease, Right-of-Use Asset					68,547
Operating Lease, Liability, Total					$ 65,467
Operating Lease, Weighted Average Discount Rate, Percent					8.00%
Lease Arrangement, 20 North Rear Road [Member] | General and Administrative Expense [Member]
Operating Lease, Expense						$ 33,369	253,695
Leases Office Space from R&D Labs Canada, Inc [Member]
Operating Lease, Monthly Rent	$ 2,608
Operating Lease, Right-of-Use Asset					$ 160,737
Operating Lease, Liability, Total					$ 163,157
Operating Lease, Weighted Average Discount Rate, Percent					8.00%
Leases Office Space from R&D Labs Canada, Inc [Member] | Forecast [Member]
Operating Lease, Monthly Rent			$ 3,390
Leases Office Space from R&D Labs Canada, Inc [Member] | General and Administrative Expense [Member]
Operating Lease, Expense					$ 26,000		$ 24,000